UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Mar 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Each, a series of Aspiriant Trust

Semi-Annual Report

September 30, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.aspiriantfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971.

You may elect to receive all future reports in paper free of charge at any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Aspiriant Funds.

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	6
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	46
Other Information	64
Expense Examples	68

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of September 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	6.4%
Financials	3.5%
Communications	3.5%
Health Care	3.3%
Consumer Discretionary	3.0%
Consumer Staples	2.4%
Industrials	1.4%
Other	1.4%
Total Common Stocks	24.9%
Exchange-Traded Fund	9.9%
Open-End Mutual Funds	41.4%
Preferred Stock	0.0%[1]
Private Fund	10.9%
Short-Term Investments	14.1%
Total Investments	101.2%
Liabilities in excess of other assets	(1.2)%
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	14.0%
Medical	11.5%
Transportation	6.7%
General Obligation	6.5%
Development	5.4%
Education	4.8%
Water	4.5%
Airport	4.3%
Higher Education	3.4%
School District	2.8%
Tobacco Settlement	1.6%
Housing	1.3%
Multifamily Housing	1.3%
Power	1.2%
Other	4.0%
Total Municipal Bonds	73.3%
Common Stock	0.0%[1]
Closed-End Mutual Funds	0.6%
Open-End Mutual Fund	10.3%
Private Funds	12.7%
Short-Term Investment	2.1%
Total Investments	99.0%
Other assets less liabilities	1.0%
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	49.8%
Global Macro	2.1%
Managed Futures	2.0%
Total Open-End Mutual Funds	53.9%
Exchange-Traded Fund
Real Asset	10.3%
Total Exchange-Traded Fund	10.3%
Private Funds
Global Allocation	11.1%
Merger Arbitrage	8.4%
Multi-Strategy	2.4%
Total Private Funds	21.9%
Short-Term Investment	13.6%
Total Investments	99.7%
Other assets less liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	95.6%
Foreign	3.3%
Total Open-End Mutual Funds	98.9%
Short-Term Investment	1.1%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0)%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

6

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 24.9%
	AUSTRALIA — 0.1%
107,737	Goodman Group - REIT	$1,394,917
1,818	Newcrest Mining Ltd.	41,225
		1,436,142
	BELGIUM — 0.2%
15,142	Colruyt S.A.	982,665
11,339	UCB S.A.	1,287,812
		2,270,477
	BERMUDA — 0.6%
34,077	Arch Capital Group Ltd.*	996,752
11,446	Credicorp Ltd.	1,419,189
2,589	Everest Re Group Ltd.	511,431
106,265	Hongkong Land Holdings Ltd.	395,905
17,813	IHS Markit Ltd.	1,398,499
36,147	Marvell Technology Group Ltd.	1,435,036
7,321	RenaissanceRe Holdings Ltd.	1,242,667
		7,399,479
	CANADA — 0.4%
4,984	Agnico Eagle Mines Ltd.	396,776
1,330	Bank of Nova Scotia[1]	55,209
35,310	Dollarama, Inc.	1,353,477
21,616	Franco-Nevada Corp.	3,017,161
4,459	Toronto-Dominion Bank	206,184
		5,028,807
	CAYMAN ISLANDS — 1.0%
13,725	Alibaba Group Holding Ltd. - ADR*	4,034,875
139,000	ANTA Sports Products Ltd.	1,450,663
3,833	Autohome, Inc. - ADR	367,968
447	Baidu, Inc. - ADR*	56,586
30,689	Huazhu Group Ltd. - ADR[1]	1,326,992
70,500	Kingboard Holdings Ltd.	233,242
1,237	NetEase, Inc. - ADR	562,427
18,508	TAL Education Group - ADR*	1,407,348
38,150	Tencent Holdings Ltd.	2,576,780
19,696	Tencent Holdings Ltd. - ADR[1]	1,332,435
		13,349,316
	CHILE — 0.0%[2]
42,388	Enel Americas S.A. - ADR	273,826

	CHINA — 0.3%
29,831	China Construction Bank Corp. - ADR	386,908

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
140,380	China Construction Bank Corp. - Class H	$91,215
175,500	China Merchants Bank Co., Ltd. - Class H	832,820
1,788,100	China Telecom Corp. Ltd.	537,231
3,983	China Telecom Corp. Ltd. - ADR	119,570
2,338,000	Industrial & Commercial Bank of China Ltd. - Class H	1,217,854
43,200	Legend Holdings Corp. - Class H1 3	52,643
		3,238,241
	DENMARK — 0.5%
9,221	Coloplast A/S - Class B	1,461,428
5,130	Demant A/S* [1]	160,883
9,245	DSV PANALPINA A/S	1,499,568
35,408	Novo Nordisk A/S - ADR	2,458,377
7,059	Pandora A/S	509,221
		6,089,477
	FINLAND — 0.1%
17,157	Kone Oyj - Class B	1,506,445

	FRANCE — 0.5%
18,103	Cie Generale des Etablissements Michelin	1,943,313
27,285	Edenred	1,224,993
542	L’Oreal S.A.	176,383
3,518	LVMH Moet Hennessy Louis Vuitton S.E.	1,646,075
255	Pernod Ricard S.A.	40,656
3,992	Ubisoft Entertainment S.A.*	359,791
15,143	Worldline S.A./France* [3]	1,239,958
		6,631,169
	GERMANY — 0.2%
55,595	Commerzbank A.G.*	273,402
52,098	Infineon Technologies A.G.	1,468,423
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,225,328
		2,967,153
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	2,543,320

	HONG KONG — 1.0%
52	AIA Group Ltd.	517

7

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
177,000	Bank of East Asia Ltd.	$326,754
41,846	BOC Hong Kong Holdings Ltd.	110,933
394,000	China Merchants Port Holdings Co., Ltd.	404,736
436,394	China Mobile Ltd.	2,801,338
956	China Unicom Hong Kong Ltd.	627
61,000	CLP Holdings Ltd.	569,573
670,800	CSPC Pharmaceutical Group Ltd.	1,309,434
2,177	Hang Lung Properties Ltd. - ADR[1]	27,670
10	Hang Seng Bank Ltd.	148
142,000	Henderson Land Development Co., Ltd.	527,263
383,000	HK Electric Investments and HK Electric Investments Ltd.[4]	395,972
888,000	HKT Trust and HKT Ltd.[4]	1,178,649
30,500	Hong Kong Exchanges & Clearing Ltd.	1,435,741
369,558	MTR Corp. Ltd.	1,834,082
164,500	Power Assets Holdings Ltd.	867,040
25,000	Sun Hung Kai Properties Ltd.	322,163
490	Swire Pacific Ltd. - Class A1	2,372
284,400	Swire Properties Ltd.	753,542
		12,868,554
	INDIA — 0.2%
16,368	Dr Reddy’s Laboratories Ltd. - ADR	1,138,558
87,492	Infosys Ltd. - ADR[1]	1,208,265
		2,346,823
	IRELAND — 0.3%
3,799	Accenture PLC - Class A	858,536
7,142	ICON PLC*	1,364,765
11,569	Trane Technologies PLC	1,402,741
		3,626,042
	ISRAEL — 0.2%
1,714	Check Point Software Technologies Ltd.* [1]	206,263
2,131	Elbit Systems Ltd.[1]	256,359
8,283	Nice Ltd. - ADR*	1,880,490
		2,343,112
	ITALY — 0.0%[2]
6,434	FinecoBank Banca Fineco S.p.A.*	88,620

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 2.0%
35	Astellas Pharma, Inc.	$522
1,400	Bandai Namco Holdings, Inc.	102,578
67	Canon, Inc.	1,111
14,700	Denso Corp.	644,327
3,200	FamilyMart Co., Ltd.	72,113
15,871	FUJIFILM Holdings Corp.	782,311
1,700	Hamamatsu Photonics KK	85,912
1,900	Hirose Electric Co., Ltd.	245,490
14,363	Hoya Corp.	1,621,817
10,000	Itochu Corp.	256,059
2,800	Itochu Techno-Solutions Corp.	106,219
188,880	Japan Post Bank Co., Ltd.	1,473,228
91,787	KDDI Corp.	2,308,586
5,200	Kyocera Corp.	297,734
5,000	Makita Corp.	239,297
2,900	Maruichi Steel Tube Ltd.	72,603
10,200	MEIJI Holdings Co., Ltd.	779,135
14,878	Mitsubishi UFJ Financial Group, Inc.	59,376
53,680	Mizuho Financial Group, Inc.	670,016
138,000	Nippon Steel Corp.*	1,302,780
74,000	Nippon Telegraph & Telephone Corp.	1,510,834
66,948	Nippon Telegraph & Telephone Corp. - ADR	1,383,146
5,800	Nissin Foods Holdings Co., Ltd.	544,898
900	Nitori Holdings Co., Ltd.	186,707
139,220	NTT DOCOMO, Inc.	5,115,795
800	Obic Co., Ltd.	140,690
14,266	Otsuka Holdings Co., Ltd.	604,384
4,569	Secom Co., Ltd.	418,134
40,000	Sekisui House Ltd.	708,829
34	Shin-Etsu Chemical Co., Ltd.	4,449
44,000	Shizuoka Bank Ltd.	303,871
2,550	SMC Corp.	1,422,484
34,500	Sumitomo Mitsui Financial Group, Inc.	964,648
14,041	Suntory Beverage & Food Ltd.	527,288
6	Toyota Motor Corp.	398
14,500	Trend Micro, Inc.	883,611
13	Unicharm Corp.	581
586	Yamaguchi Financial Group, Inc.	3,809
		25,845,770

8

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JERSEY — 0.1%
37,258	Experian PLC	$1,399,946

	NETHERLANDS — 0.5%
4,914	ASML Holding N.V.	1,815,099
118,974	Koninklijke Ahold Delhaize N.V.	3,516,626
14,012	Koninklijke Ahold Delhaize N.V. - ADR	415,176
16,325	Wolters Kluwer N.V.	1,392,563
		7,139,464
	NEW ZEALAND — 0.0%[2]
174,948	Spark New Zealand Ltd.	545,891

	NORWAY — 0.0%[2]
3,840	Yara International A.S.A.	147,762

	PHILIPPINES — 0.0%[2]
5,236	PLDT, Inc. - ADR[1]	141,634

	SINGAPORE — 0.1%
12,622	DBS Group Holdings Ltd.	185,560
6,072	DBS Group Holdings Ltd. - ADR	359,766
76,000	United Overseas Bank Ltd.	1,070,627
		1,615,953
	SOUTH KOREA — 0.0%[2]
11,178	POSCO - ADR	467,911
4,334	Woori Financial Group, Inc. - ADR[1]	95,695
		563,606
	SPAIN — 0.1%
24,562	Cellnex Telecom S.A.[3]	1,490,979

	SWEDEN — 0.0%[2]
5,731	Industrivarden A.B. - A Shares*	154,971
4,787	L E Lundbergforetagen A.B. - B Shares*	236,521
8,946	Swedbank A.B.*	140,055
		531,547
	SWITZERLAND — 1.4%
880	Alcon, Inc.* [1]	50,116
1,365	EMS-Chemie Holding A.G.	1,226,405
6,065	Garmin Ltd.	575,326
173	Givaudan S.A.	746,981
7,031	Logitech International S.A.	543,567

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
21,577	Nestle S.A.	$2,567,923
7,504	Nestle S.A. - ADR	894,890
4,401	Novartis A.G. - ADR	382,711
1,896	Partners Group Holding A.G.	1,743,949
5,586	Roche Holding A.G.	1,913,432
8,152	Roche Holding A.G. - ADR	348,987
4,525	Schindler Holding A.G.	1,228,075
6,279	Sonova Holding A.G.*	1,591,194
7,186	Swisscom A.G.	3,806,841
227	Zurich Insurance Group A.G.	79,158
2,010	Zurich Insurance Group A.G. - ADR[1]	70,028
		17,769,583
	TAIWAN — 0.9%
97,779	Chunghwa Telecom Co., Ltd. - ADR[1]	3,542,533
100,668	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	8,161,154
66,650	United Microelectronics Corp. - ADR	319,254
		12,022,941
	UNITED KINGDOM — 0.4%
17,531	AstraZeneca PLC	1,915,515
51,301	Berkeley Group Holdings PLC	2,796,559
5,848	Burberry Group PLC	117,219
5,302	RELX PLC	118,012
		4,947,305
	UNITED STATES — 13.6%
12,537	Activision Blizzard, Inc.	1,014,870
3,966	Adobe, Inc.*	1,945,045
7,272	Adtalem Global Education, Inc.* [1]	178,455
18,860	Advanced Micro Devices, Inc.*	1,546,331
12,168	Aflac, Inc.	442,307
14,598	Agilent Technologies, Inc.	1,473,522
3,928	Akamai Technologies, Inc.*	434,201
796	Allstate Corp.	74,935
2,565	Alphabet, Inc. - Class A*	3,759,264
2,363	Alphabet, Inc. - Class C*	3,472,665
2,323	Amazon.com, Inc.*	7,314,500
7,842	American Electric Power Co., Inc.	640,927
13,524	American National Group, Inc.[1]	913,276
6,443	American Tower Corp. - REIT	1,557,466
1,417	Amgen, Inc.	360,145
8,176	Anthem, Inc.	2,195,992

9

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
95,548	Apple, Inc.	$11,065,413
32,623	Ares Management Corp. - Class A	1,318,622
21,722	AT&T, Inc.	619,294
417	Atmos Energy Corp.	39,861
1,127	AutoZone, Inc.*	1,327,200
18,892	Avangrid, Inc.	953,290
12,247	BancorpSouth Bank[1]	237,347
6,902	Baxter International, Inc.	555,059
711	Becton, Dickinson and Co.	165,435
2,876	Biogen, Inc.*	815,864
1,736	Bio-Rad Laboratories, Inc. - Class A*	894,839
3,822	Black Knight, Inc.*	332,705
27,179	Blackstone Group, Inc. - Class A	1,418,744
12,129	CDW Corp.	1,449,779
51,584	Cerner Corp.	3,729,007
2,819	Charter Communications, Inc. - Class A* [1]	1,760,014
2,871	Chemed Corp.	1,379,085
5,174	Church & Dwight Co., Inc.	484,856
66,193	Ciena Corp.* [1]	2,627,200
28,313	Cisco Systems, Inc.	1,115,249
5,859	CNX Resources Corp.*	55,309
2,337	Coca-Cola Co.	115,378
3,107	Consolidated Edison, Inc.	241,725
5,302	Costco Wholesale Corp.	1,882,210
7,982	Danaher Corp.	1,718,764
24,020	Dolby Laboratories, Inc. - Class A	1,592,046
7,921	Dollar General Corp.	1,660,400
1,766	DTE Energy Co.	203,161
2,136	Duke Energy Corp.[1]	189,164
1,698	EchoStar Corp. - Class A* [1]	42,263
23,093	Electronic Arts, Inc.*	3,011,558
19,365	Eli Lilly & Co.	2,866,407
8,156	Equifax, Inc.	1,279,676
34,795	Equity Commonwealth - REIT	926,591
9,381	Exelon Corp.	335,465
4,786	Expeditors International of Washington, Inc.	433,229
18,152	Facebook, Inc. - Class A*	4,754,009
12,459	Fidelity National Information Services, Inc.	1,834,089
5,145	First Financial Bankshares, Inc.	143,597

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,407	First Financial Corp.	$75,580
5,776	FleetCor Technologies, Inc.*	1,375,266
17,400	Flowers Foods, Inc.	423,342
12,199	FMC Corp.	1,291,996
18,227	Fortive Corp.	1,389,080
16,392	Fortune Brands Home & Security, Inc.	1,418,236
8,293	Global Payments, Inc.	1,472,671
17,276	GoDaddy, Inc.*	1,312,458
1,395	Hanover Insurance Group, Inc.	129,986
9,645	Home Depot, Inc.	2,678,513
76,837	Hormel Foods Corp.	3,756,561
5,625	Humana, Inc.	2,328,132
78,520	Intel Corp.	4,065,766
4,696	Intuit, Inc.	1,531,882
21,650	JM Smucker Co.	2,501,008
9,344	Johnson & Johnson	1,391,135
16,873	Kroger Co.	572,163
6,463	Lancaster Colony Corp.	1,155,584
4,027	Lockheed Martin Corp.	1,543,469
10,271	Lowe’s Cos., Inc.	1,703,548
16,212	LPL Financial Holdings, Inc.	1,242,974
6,313	Mastercard, Inc. - Class A	2,134,867
13,081	Match Group, Inc.*	1,447,413
421	McCormick & Co., Inc.	81,716
7,071	McDonald’s Corp.	1,552,014
8,947	Merck & Co., Inc.	742,154
40,473	Microsoft Corp.	8,512,686
375	Monster Beverage Corp.*	30,075
2,858	Motorola Solutions, Inc.	448,163
1,128	National HealthCare Corp.[1]	70,286
20,836	Newmont Corp.	1,322,044
211	NextEra Energy, Inc.	58,565
1,378	NIKE, Inc. - Class B	172,994
4,381	Northrop Grumman Corp.	1,382,162
374	NVR, Inc.*	1,527,087
318	ONE Gas, Inc.	21,945
10,006	PayPal Holdings, Inc.*	1,971,482
6,841	PepsiCo, Inc.	948,163
61,378	Pfizer, Inc.	2,252,573
14,475	Pinnacle West Capital Corp.	1,079,111
6,463	Procter & Gamble Co.	898,292

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
16,457	Progressive Corp.	$1,557,984
28,827	Public Service Enterprise Group, Inc.	1,582,891
10,706	Republic Services, Inc.	999,405
2,143	ResMed, Inc.	367,374
3,545	Royal Gold, Inc.	426,003
7,539	salesforce.com, Inc.*	1,894,701
57,659	Schneider National, Inc. - Class B1	1,425,907
1,397	Seattle Genetics, Inc.*	273,379
5,344	Stryker Corp.	1,113,529
7,363	Synopsys, Inc.*	1,575,535
367	Take-Two Interactive Software, Inc.*	60,636
1,464	Target Corp.	230,463
17,363	Teradyne, Inc.	1,379,664
13,850	Texas Instruments, Inc.	1,977,641
10,664	TJX Cos., Inc.	593,452
12,970	Tootsie Roll Industries, Inc.[1]	400,773
15,404	TransUnion	1,295,938
27,067	Trustmark Corp.	579,504
982	Tyler Technologies, Inc.*	342,286
10,224	United States Cellular Corp.*	301,915
7,456	UnitedHealth Group, Inc.	2,324,557
820	Varian Medical Systems, Inc.*	141,040
22,476	Verizon Communications, Inc.	1,337,097
5,596	Vertex Pharmaceuticals, Inc.*	1,522,783
15,712	Visa, Inc. - Class A1	3,141,929
34,225	Walmart, Inc.	4,788,420
2,132	WEC Energy Group, Inc.	206,591
40,685	Wells Fargo & Co.	956,504
34,736	Werner Enterprises, Inc.	1,458,565
10,910	Yum China Holdings, Inc.	577,684
1,221	Zoom Video Communications, Inc. - Class A*	574,004
		178,319,101
	TOTAL COMMON STOCKS
	(Cost 262,693,313)	326,488,485

	EXCHANGE-TRADED FUND — 9.9%
1,415,368	iShares Edge MSCI Min Vol Global ETF[1]	130,086,473

	TOTAL EXCHANGE-TRADED FUND
	(Cost 117,002,425)	130,086,473

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 41.4%
4,103,478	Baillie Gifford Emerging Markets Equities Fund - Class K	$91,876,876
3,897,110	GMO Emerging Markets Fund - Class VI	121,122,183
13,288,167	GMO Quality Fund - Class VI5	331,406,889

	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 468,979,836)	544,405,948

	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
1,239	Porsche Automobil Holding S.E.	73,710

	TOTAL PREFERRED STOCK
	(Cost 56,592)	73,710

	PRIVATE FUND — 10.9%
	RIEF Strategic Partners Fund LLC*	142,879,160

	TOTAL PRIVATE FUND
	(Cost 154,000,000)	142,879,160

	SHORT-TERM INVESTMENTS — 14.1%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 1.3%
	Collateral Investments[6]	16,632,444

	MONEY MARKET FUNDS — 12.8%
168,186,421	JPMorgan Prime Money Market Fund - Institutional Shares, 0.16%[7]	168,304,151

	TOTAL SHORT-TERM INVESTMENTS
	(Cost 184,838,249)	184,936,595

	TOTAL INVESTMENTS — 101.2%
	(Cost 1,187,570,415)	1,328,870,371
	Liabilities in excess of other assets — (1.2)%	(15,763,107)

	TOTAL NET ASSETS — 100.0%	$1,313,107,264

*	Non-income producing security.

11

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $21,599,713.

[2]	Rounds to less than 0.05%.

[3]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[4]	Comprised of securities in separate entities or units of stapled securities that must be traded together.

[5]	Global equity fund.

[6]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[7]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 73.3%
	ALABAMA — 1.4%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 11/2/20201 2	$500,005
120,000	Birmingham Airport Authority, BAM, 4.00%, 07/1/2039, Call 07/1/2030	137,454
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,072,499
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	553,245
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	976,460
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,921,560
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,718,670
3,500,000	Mobile Downtown Redevelopment Authority, 0.13%, 05/1/2041, Call 11/2/20201 3	3,500,000
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,107,740
1,710,000	0.95% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[4]	1,705,366
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[3]	511,760
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,426,129
		20,130,888
	ARIZONA — 1.9%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,537,830
500,000	5.00%, 02/1/2043, Call 02/1/2023	536,540
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,100,160
	Arizona Industrial Development Authority
1,180,000	4.00%, 03/1/2027[3]	1,208,639
530,000	5.00%, 07/1/2047, Call 07/1/2027[3]	563,941
2,000,000	Arizona State University, 5.00%, 07/1/2042, Call 07/1/2026	2,374,780

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$230,000	Cahava Springs Revitalization District, 0.00%, 07/1/2041, Call 07/1/2027* 3 5	$177,100
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	316,907
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,580,720
2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	2,526,420
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[3]	706,642
	Industrial Development Authority of the City of Phoenix
645,000	5.00%, 10/1/2036, Call 10/1/2026	735,248
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,035,270
	Industrial Development Authority of the County of Pima
285,000	7.00%, 01/1/2022	288,748
500,000	6.75%, 03/1/2034, Call 03/1/2024	519,970
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[3]	345,212
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	1,019,370
	Maricopa County Industrial Development Authority
250,000	2.88%, 07/1/2021[3]	250,518
120,000	5.00%, 07/1/2039, Call 07/1/2029[3]	130,224
645,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	680,398
5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	5,925,800
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,607,046
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	883,203
		28,050,686
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 3	2,277,473

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA — 6.7%
$640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	$705,216
1,000,000	Bay Area Toll Authority, 1.37% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[4]	1,007,400
	California Community Housing Agency
1,000,000	5.00%, 08/1/2049, Call 08/1/2029[3]	1,113,540
545,000	5.00%, 02/1/2050, Call 02/1/2030[3]	609,860
	California County Tobacco Securitization Agency
955,000	5.13%, 06/1/2038, Call 11/2/2020	958,696
95,000	4.00%, 06/1/2049, Call 06/1/2030	105,954
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	182,333
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,583,320
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,809,400
	California Municipal Finance Authority
200,000	0.00%, 01/1/2032, Call 01/1/20223 5	196,644
500,000	7.00%, 06/1/2034, Call 06/1/2022	544,550
500,000	5.75%, 10/1/2034, Call 10/1/2021	508,125
905,000	5.00%, 10/1/2035, Call 10/1/2022	943,553
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,165,220
50,000	5.00%, 10/1/2039, Call 10/1/2027[3]	52,465
850,000	5.00%, 06/1/2046, Call 06/1/2026	935,748
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,074,410
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20222 3	1,041,920
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[3]	787,780
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[3]	1,340,550
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[3]	1,113,950
500,000	5.00%, 10/1/2042, Call 10/1/2022[3]	520,280
350,000	6.75%, 11/1/2045, Call 11/1/2024[3]	379,176

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	$1,158,270
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	949,705
435,000	5.25%, 12/1/2043, Call 06/1/2028[3]	491,493
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,160,769
2,000,000	4.00%, 04/1/2045, Call 04/1/2030	2,261,680
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,081,980
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	699,392
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	226,732
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	559,715
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,054,620
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,827,750
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,162,760
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	333,750
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,227,910
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	747,257
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,354,640
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,101,650
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,069,080
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,548,080
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,084,690
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,120,310

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	$1,062,960
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,814,623
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	526,420
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	464,346
	National City Community Development Commission
500,000	5.75%, 08/1/2021	523,275
500,000	7.00%, 08/1/2032, Call 08/1/2021	528,205
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	253,109
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	4,022,700
1,845,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,198,133
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,116,050
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,388,760
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	799,549
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,239,750
1,850,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,900,468
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,151,200
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	3,023,550
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,839,750
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,347,800

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	$2,318,295
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	329,873
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	533,155
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,123,289
	Santa Ana Financing Authority, NATL-RE
415,000	6.25%, 07/1/2024	470,398
415,000	6.25%, 07/1/2024	471,540
450,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	469,782
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,090,180
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	722,319
1,390,000	5.00%, 11/1/2033	1,844,113
1,500,000	State of California, 5.00%, 04/1/2028	1,965,375
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,069,240
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	108,683
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,043,950
		96,663,163
	COLORADO — 3.1%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	523,745
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	619,869
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,094,523

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Central Platte Valley Metropolitan District
$625,000	5.63%, 12/1/2038, Call 12/1/2023	$676,700
500,000	5.00%, 12/1/2043, Call 12/1/2023	519,170
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,409,340
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	559,775
550,000	4.75%, 04/1/2030, Call 04/1/2022	564,834
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,041,320
460,000	5.00%, 10/1/2039, Call 10/1/2027[3]	483,819
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	111,533
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,258,620
500,000	4.00%, 10/1/2039, Call 10/1/2024	528,095
500,000	5.13%, 12/1/2039, Call 11/2/2020	500,295
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	579,615
500,000	5.00%, 06/1/2036, Call 06/1/2027	646,145
500,000	8.00%, 08/1/2043, Call 02/1/2024	531,270
1,295,000	5.00%, 08/1/2044, Call 08/1/2029	1,550,128
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,225,980
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,188,860
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	541,520
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	474,550
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	536,685
550,000	5.00%, 12/1/2040, Call 12/1/2026	584,694
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,575,046
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	252,128

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	$524,080
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	408,144
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,522,940
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,044,178
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	790,808
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,162,714
3,951	Mount Carbon Metropolitan District, 0.00%, 06/1/2043[5]	3,951
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,159,005
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,056,600
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,114,960
1,000,000	Public Authority for Colorado Energy, 6.50%, 11/15/2038	1,584,180
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	510,340
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 11/2/2020	1,001,980
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,757,240
289,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	288,150
500,000	State of Colorado, 4.00%, 12/15/2039, Call 12/15/2030	598,925
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	144,666
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	604,268

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	$1,215,560
		45,070,948
	CONNECTICUT — 0.3%
1,685,000	City of Bridgeport , 5.00%, 06/1/2029	2,045,843
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 11/2/2020[2]	460,795
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	480,251
90,000	5.00%, 07/1/2037, Call 07/1/2027	106,592
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[3]	1,075,670
		4,169,151
	DELAWARE — 0.3%
	Delaware State Economic Development Authority
1,000,000	6.75%, 09/1/2035, Call 03/1/2025[3]	1,075,860
900,000	5.00%, 08/1/2049, Call 08/1/2029	999,882
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,711,365
		3,787,107
	DISTRICT OF COLUMBIA — 1.4%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,190,750
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,824,405
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,494,540
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,234,610
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,672,471
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,141,685
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	736,973
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	851,948
615,000	6.50%, 10/1/2041, Call 10/1/2026	772,655
3,130,000	4.00%, 10/1/2049, Call 10/1/2029	3,432,264
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,206,540

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	$1,103,500
		19,662,341
	FLORIDA — 5.4%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,519,457
900,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	948,807
845,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	868,897
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	109,411
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 11/2/2020	1,352,889
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[3]	518,220
705,000	5.35%, 07/1/2029, Call 11/2/2020	707,545
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	102,981
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	530,510
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	562,934
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,698,710
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	542,142
	City of Tampa
1,000,000	5.00%, 05/1/2037, Call 05/1/2028	1,253,840
520,000	4.00%, 07/1/2045, Call 07/1/2030	582,608
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	526,425
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,146,730
1,000,000	County of Broward Port Facilities Revenue, 4.00%, 09/1/2039, Call 09/1/2029[2]	1,072,810

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	$2,821,363
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,826,130
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,133,840
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,127,210
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,767,159
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,720,600
175,000	5.00%, 04/1/2039, Call 04/1/2029[3]	175,361
500,000	County of St. Lucie, 0.15%, 09/1/2028, Call 10/2/2020[1]	500,000
30,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	30,126
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	803,273
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,104,520
500,000	8.50%, 06/15/2044, Call 06/15/2023	563,500
825,000	6.13%, 06/15/2046, Call 06/15/2025[3]	913,687
5,000,000	6.50%, 01/1/2049, Call 11/2/20201 2 3	4,333,050
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[3]	490,975
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,066,990
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	527,045
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,010,940
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,905,992
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,214,940
2,000,000	Highlands County Health Facilities Authority, 0.12%, 11/15/2035, Call 11/2/2020[1]	2,000,000

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	$2,384,280
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,311,900
	Lake Ashton Community Development District
105,000	5.00%, 05/1/2025	112,298
405,000	5.00%, 05/1/2037, Call 05/1/2025	423,197
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,782,032
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,364
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,177,520
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,084,160
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,428,760
880,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	935,915
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	95,135
385,000	5.00%, 05/1/2034, Call 05/1/2023	387,760
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/2/2020	1,501,830
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,101,030
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	677,420
320,000	5.25%, 09/15/2044, Call 09/15/2024	341,549
105,000	5.00%, 09/15/2044, Call 09/15/2027[3]	114,550
	Palm Beach County Health Facilities Authority
430,000	6.75%, 06/1/2024, Call 06/1/2022	471,491

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$850,000	5.00%, 12/1/2031, Call 12/1/2024	$1,014,016
500,000	5.00%, 11/1/2043, Call 11/1/2022	521,315
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	776,048
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	819,862
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,823,490
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,204,140
	South Miami Health Facilities Authority
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,061,667
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,932,150
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	110,334
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,275,140
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[3]	154,942
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	512,290
		78,719,202
	GEORGIA — 1.4%
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,524,975
500,000	2.25%, 10/1/2032[1]	518,320
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,110,890
1,000,000	3.00%, 11/1/2045[1]	1,044,070
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	596,080
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,150,070
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 11/2/2020	130,296

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	$1,264,483
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	519,575
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,785,712
665,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2038, Call 07/1/2028	819,247
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	5,046,350
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,840,329
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,620,775
		19,971,172
	GUAM — 0.1%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	568,105
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,104,220
		1,672,325
	HAWAII — 0.4%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	523,575
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,474,660
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,166,260
		5,164,495
	IDAHO — 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[3]	325,029
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,242,800
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[3]	422,825
415,000	6.00%, 07/1/2049, Call 07/1/2028[3]	467,734
565,000	6.00%, 07/1/2054, Call 07/1/2028[3]	634,800
		3,093,188

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS — 7.9%
	Chicago Board of Education
$1,000,000	5.00%, 12/1/2021	$1,035,250
1,000,000	0.00%, 12/1/2022	956,510
100,000	5.75%, 04/1/2034, Call 04/1/2027	115,445
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,185,450
180,000	5.00%, 04/1/2037, Call 04/1/2027	196,159
500,000	5.00%, 04/1/2038, Call 04/1/2028	549,585
500,000	5.25%, 12/1/2039, Call 12/1/2024	529,595
575,000	5.00%, 12/1/2042, Call 12/1/2022	584,033
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,306,674
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,274,119
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	583,110
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,851,700
680,000	Chicago Park District, 5.00%, 11/15/2024	779,586
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	503,158
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,872,350
675,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	794,259
	City of Chicago
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[3]	1,012,250
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,002,930
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,051,180
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,603,363
500,000	5.50%, 01/1/2040, Call 01/1/2025	522,015
900,000	5.00%, 01/1/2041, Call 01/1/2022	954,369
1,000,000	City of Chicago , 5.00%, 01/1/2027	1,077,070
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,041,320
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 01/1/2022	2,044,594
665,000	5.00%, 01/1/2034, Call 01/1/2025	756,790
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,283,410
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,148,240

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	County of Cook
$1,000,000	5.25%, 11/15/2022, Call 11/15/2020	$1,005,310
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,008,080
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,503,555
1,200,000	County of Cook Sales Tax Revenue, 5.00%, 11/15/2033, Call 11/15/2027	1,441,524
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,218,260
570,000	3.90%, 11/1/2036, Call 11/1/2027	618,262
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	802,641
425,000	5.00%, 08/1/2027	492,885
500,000	5.00%, 08/1/2028, Call 08/1/2027	575,245
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,581,300
600,000	5.75%, 10/1/2032, Call 10/1/2022	623,790
670,000	5.00%, 03/1/2033, Call 03/1/2027	802,372
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,180,550
315,000	5.00%, 02/15/2034, Call 02/15/2027	380,955
500,000	5.00%, 03/1/2034, Call 03/1/2027	596,910
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,275,220
225,000	5.00%, 02/15/2037, Call 08/15/2027	223,002
5,000,000	0.14%, 04/1/2038, Call 11/2/2020[1]	5,000,000
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	2,025,406
550,000	5.00%, 09/1/2042, Call 09/1/2024	612,420
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,126,393
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,002,329
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,205,427
25,000	4.00%, 06/1/2047, Call 06/1/2022	26,551
630,000	4.00%, 06/1/2047, Call 06/1/2022	646,619
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,074,710
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,033,410
	Illinois Sports Facilities Authority
485,000	5.00%, 06/15/2021	494,676
1,000,000	5.25%, 06/15/2032, Call 06/15/2024	1,110,570

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	$1,211,180
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,107,770
	Metropolitan Pier & Exposition Authority
2,355,000	5.00%, 06/15/2050, Call 12/15/2029	2,615,722
530,000	5.00%, 06/15/2057, Call 12/15/2027	576,709
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	781,880
3,300,000	0.00%, 12/15/2030	2,421,837
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,670,592
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,257,006
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	517,110
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	804,570
3,000,000	5.00%, 06/1/2024	3,462,810
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,109,520
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,350,960
500,000	4.00%, 01/1/2038, Call 01/1/2030	545,115
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	835,747
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,205,690
	State of Illinois
1,000,000	5.00%, 11/1/2021	1,027,010
750,000	5.38%, 05/1/2023	797,505
1,000,000	5.00%, 02/1/2025	1,078,760

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,500,000	5.50%, 07/1/2026, Call 07/1/2023	$1,590,465
1,000,000	5.00%, 11/1/2026	1,080,350
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,052,450
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,935,340
500,000	5.00%, 03/1/2037, Call 03/1/2022	506,875
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	991,800
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,528,980
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,202,680
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,669,620
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[3]	627,847
1,415,000	Village of Brookfield, 0.13%, 06/1/2038, Call 10/2/2020[1]	1,415,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,298,943
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,071,840
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	439,131
250,000	0.00%, 01/1/2032	192,848
830,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	794,302
		115,078,850
	INDIANA — 1.4%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,270,541
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/20222	969,980
	Indiana Finance Authority
710,000	6.00%, 12/1/2026, Call 11/2/2020	675,885
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,589,920
1,000,000	3.00%, 11/1/2030	997,740
1,000,000	3.00%, 11/1/2030	997,740
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,442,110
1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	1,592,268

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	$4,028,237
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,284,164
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	527,930
		20,376,515
	IOWA — 0.6%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,055,620
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,573,475
3,000,000	Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.12%, 07/1/2049, Call 10/2/2020[1]	3,000,000
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	513,400
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 11/2/2020	811,784
410,000	5.38%, 06/1/2038, Call 11/2/2020	416,039
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	606,990
		8,977,308
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	220,744
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,165,318
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,470,069
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	898,232
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,914,964
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,209,877
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,763,655
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,184,420
		11,827,279
	LOUISIANA — 1.1%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,205,635

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	$514,715
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,823,760
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/2/2020	501,700
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,419,346
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,156,070
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	535,080
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,140,960
885,000	6.50%, 07/1/2036, Call 07/1/20232 3	925,993
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,575,280
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	608,800
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,684,305
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,510,148
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,146,770
		15,748,562
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,240,350
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,859,560
700,000	5.00%, 07/1/2035, Call 07/1/2027	806,001
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,922,426
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 11/2/2020[2]	500,055
		6,328,392

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND — 1.7%
	City of Baltimore
$2,500,000	5.00%, 07/1/2036, Call 01/1/2027	$3,009,850
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,322,985
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	880,900
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,527,691
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,731,936
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[3]	4,771,185
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,076,940
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,963,763
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,121,570
160,000	4.00%, 07/1/2040, Call 07/1/2030	178,698
500,000	5.00%, 07/1/2045, Call 07/1/2025	556,705
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,443,480
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,521,080
340,000	5.00%, 05/1/2047, Call 05/1/2028	454,267
660,000	5.00%, 05/1/2047, Call 05/1/2028	786,271
		25,347,321
	MASSACHUSETTS — 1.0%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	124,693
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,777,050
	Massachusetts Development Finance Agency
600,000	5.00%, 07/1/2034, Call 07/1/2027	688,974
2,000,000	5.00%, 07/1/2038[1]	2,304,360
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,059,290
150,000	4.00%, 06/1/2049, Call 06/1/2029	161,102

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Educational Financing Authority
$300,000	5.50%, 01/1/2022, Call 10/13/2020	$300,966
115,000	6.00%, 01/1/2028, Call 10/13/2020	117,126
1,000,000	5.00%, 07/1/2028[2]	1,211,000
1,000,000	5.00%, 07/1/2029[2]	1,222,460
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	209,346
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,583,950
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,217,400
		13,977,717
	MICHIGAN — 2.5%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	561,185
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,256,065
685,000	5.00%, 05/1/2024	797,696
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,203,810
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	282,972
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 11/2/2020	253,459
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,670,310
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,276,491
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,796,970
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,903,400
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,172,840
500,000	5.00%, 07/1/2035, Call 07/1/2025	585,410
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,075,730
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,174,880
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,754,950
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,041,450
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,653,565

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	$1,127,880
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,602,970
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,099,420
925,000	Michigan State Housing Development Authority, 1.21% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 4	927,239
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	254,008
500,000	Summit Academy, 6.38%, 11/1/2035, Call 11/2/2020	500,375
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,347,660
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,787,055
		36,107,790
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	271,820
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[3]	74,409
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 3	1,710,230
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,234,580
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,586,435
415,000	5.50%, 09/1/2043, Call 10/23/2020	420,437
490,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	513,290
		5,811,201
	MISSISSIPPI — 0.0%[6]
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 3	511,465

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI — 1.0%
	City of Kansas City Sanitary Sewer System Revenue
$600,000	5.00%, 01/1/2030, Call 01/1/2028	$768,090
685,000	5.00%, 01/1/2032, Call 01/1/2028	866,710
350,000	5.00%, 01/1/2034, Call 01/1/2028	438,137
225,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 11/2/2020	225,522
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	743,232
445,000	5.00%, 10/1/2047, Call 10/1/2027	511,505
	Health & Educational Facilities Authority of the State of Missouri
685,000	4.00%, 02/15/2039, Call 02/15/2029	784,489
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,163,490
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,202,810
350,000	4.00%, 11/15/2049, Call 11/15/2027	386,904
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,191,043
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,230,426
3,000,000	5.00%, 03/1/2046, Call 03/1/2029[2]	3,545,820
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,662,990
		14,721,168
	MONTANA — 0.1%
1,170,000	Montana Facility Finance Authority, 5.00%, 07/1/2031, Call 07/1/2028	1,419,982

	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,013,844
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,685,125
250,000	5.25%, 09/1/2037, Call 09/1/2022	269,692
		4,968,661
	NEVADA — 1.2%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	277,601

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	$1,053,240
	County of Clark
2,520,000	5.00%, 6/1/2043, Call 6/1/2028	3,056,231
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,140,655
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,069,960
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,157,950
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,344,018
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,404,480
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[3]	618,128
		18,122,263
	NEW HAMPSHIRE — 0.5%
495,622	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	535,693
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,257,040
215,000	5.00%, 08/1/2037, Call 02/1/2028	258,561
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,631,860
		6,683,154
	NEW JERSEY — 2.7%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	5,034,400
	New Jersey Economic Development Authority
465,000	5.13%, 09/15/2023, Call 08/20/2022[2]	476,676
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,621,800
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,016,280
890,000	3.13%, 07/1/2029, Call 07/1/2027	891,424
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,008,690
100,000	5.00%, 07/15/2032, Call 07/15/2027	114,019
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,131,370
500,000	5.00%, 07/1/2033, Call 07/1/2027	559,180
280,000	6.00%, 10/1/2034, Call 10/1/2024[3]	296,257

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$880,000	5.00%, 06/15/2036, Call 12/15/2026	$982,810
350,000	6.30%, 10/1/2049, Call 10/1/2024[3]	368,760
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,117,380
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 11/2/2020	501,565
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,300,749
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.00%, 12/1/2025[2]	1,165,710
1,000,000	5.00%, 12/1/2027	1,231,150
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	600,230
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	900,520
1,195,000	4.00%, 12/1/2048, Call 06/1/2028[2]	1,230,659
4,365,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,720,224
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,317,024
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,122,745
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,265,040
805,000	5.00%, 06/15/2044, Call 06/15/2024	863,322
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,196,400
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,947,263
2,000,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 12/1/2021[2]	2,104,040
		39,085,687
	NEW MEXICO — 0.3%
780,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 11/2/2020[2]	780,413
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	830,137

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW MEXICO (Continued)
$1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	$1,030,629
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 11/2/2020[3]	1,061,182
		3,702,361
	NEW YORK — 5.2%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	461,286
1,035,000	City of Long Beach NY, 5.00%, 09/1/2027	1,238,647
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,306,420
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,395,360
2,000,000	County of Suffolk, 5.00%, 03/19/2021	2,037,520
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,026,890
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,059,820
	Metropolitan Transportation Authority
1,240,000	5.00%, 05/15/2022	1,275,960
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,116,680
225,000	Monroe County Industrial Development Corp., 5.00%, 01/1/2040, Call 01/1/2026	234,554
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	722,534
475,000	Nassau Health Care Corp., County Guarantee, 0.11%, 08/1/2029, Call 10/2/2020[1]	475,000
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 11/2/2020	1,500,195
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 11/2/2020	1,003,230
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,474,280

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/2041, Call 11/1/2029	$1,142,790
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,878,645
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,468,350
2,025,000	5.00%, 06/15/2048, Call 12/15/2027	2,466,308
830,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	889,976
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,388,200
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[3]	2,071,880
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	1,026,270
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[3]	1,559,100
	New York State Dormitory Authority
1,485,000	4.00%, 07/1/2034, Call 07/1/2030	1,597,934
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,814,900
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,102,080
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,298,400
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,147,820
1,500,000	New York State Urban Development Corp., 4.00%, 03/15/2045, Call 09/15/2030	1,721,850
	New York Transportation Development Corp.
3,000,000	5.00%, 10/1/2035, Call 10/1/2030[2]	3,244,350
1,000,000	5.25%, 01/1/2050, Call 07/1/2024[2]	1,075,010
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,117,580
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	255,071
500,000	5.00%, 07/1/2045, Call 07/1/2025	538,095

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Port Authority of New York & New Jersey
$590,000	5.50%, 12/1/2031, Call 12/1/2020	$595,168
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,227,040
1,000,000	4.00%, 07/15/2040, Call 07/15/2030[2]	1,122,630
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,265,543
265,000	6.00%, 12/1/2042, Call 12/1/2020	267,311
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,761,465
3,405,000	5.00%, 11/15/2049, Call 11/15/2030	4,293,535
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,006,879
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	811,327
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	303,514
		75,787,397
	NORTH CAROLINA — 0.2%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,137,440
500,000	University of North Carolina at Chapel Hill, 0.10%, 12/1/2025, Call 11/2/2020[1]	500,000
		2,637,440
	NORTH DAKOTA — 0.2%
800,000	County of Burleigh, 4.38%, 04/15/2026	813,544
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,178,020
		2,991,564
	OHIO — 1.7%
	Buckeye Tobacco Settlement Financing Authority
990,000	4.00%, 06/1/2048, Call 06/1/2030	1,082,921
2,000,000	5.00%, 06/1/2055, Call 06/1/2030	2,129,180
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	993,710
830,000	City of Akron, 5.00%, 12/1/2026	948,333

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	$424,164
1,000,000	City of Middleburg Heights OH, 4.00%, 08/1/2041, Call 08/1/2031	1,091,140
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	808,378
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,394,600
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	523,465
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,810,469
1,615,000	Ohio State University, 0.10%, 06/1/2035, Call 11/2/2020[1]	1,615,000
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,232,139
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,861,110
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	755,625
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,049,340
2,395,000	State of Ohio, 4.00%, 01/15/2039, Call 01/15/2030	2,739,018
		24,458,592
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,095,504
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,220,080
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,210,435
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,180,130
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,204,620
		6,910,769

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON — 0.3%
$1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	$1,154,230
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,099,120
45,000	5.00%, 10/1/2046, Call 10/1/2026	56,919
720,000	5.00%, 10/1/2046, Call 10/1/2026	820,764
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	515,070
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,192,990
		4,839,093
	PENNSYLVANIA — 3.6%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	327,601
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	100,264
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	492,062
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	107,525
780,000	5.38%, 10/15/2042, Call 10/15/2022	800,912
1,000,000	City of Philadelphia Airport Revenue, 5.25%, 06/15/2028, Call 11/2/2020[2]	1,007,610
	Coatesville School District, AGM SAW
105,000	5.00%, 08/1/2022	114,083
1,020,000	5.00%, 08/1/2022	1,101,967
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,269,825
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,240,390
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,581,992
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	447,070
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,293,430

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	$294,860
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,059,400
2,000,000	Manheim Township School District, 0.53% (1-Month USD Libor+ 42 basis points), 11/1/2021[4]	1,988,880
	Montgomery County Higher Education & Health Authority
365,000	4.00%, 09/1/2036, Call 09/1/2029	404,792
650,000	5.00%, 09/1/2037, Call 09/1/2028	772,856
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,186,262
400,000	5.00%, 11/15/2029, Call 05/15/2022	431,368
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,759,845
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025	208,248
300,000	10.00%, 12/1/2040, Call 06/1/2030[3]	315,270
300,000	10.00%, 12/1/2040, Call 06/1/20302 3	315,270
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,123,980
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,277,860
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,143,850
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,385,660
500,000	5.00%, 12/1/2041, Call 06/1/2026	585,625
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,410,300
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,189,860
9,000,000	0.11%, 12/1/2050, Call 10/2/2020[1]	9,000,000
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	979,082
500,000	8.00%, 01/1/2033, Call 01/1/2023	546,590

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$500,000	6.88%, 06/15/2033, Call 06/15/2023	$542,585
850,000	4.00%, 11/1/2037, Call 11/1/2029	964,520
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,053,560
300,000	Quakertown General Authority, 4.00%, 07/1/2022	295,563
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,186,210
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,002,870
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,602,656
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,299,891
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	289,597
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	606,565
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	549,275
		51,657,881
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,589,385

	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,675,760
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,164,610
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,020,220
		3,860,590
	SOUTH CAROLINA — 1.2%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,112,290
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,299,080

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	$2,764,925
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 3	397,260
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,198,100
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,050,180
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,418,600
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	824,601
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,172,264
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,493,980
		16,731,280
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	660,466
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,423,313
		2,083,779
	TENNESSEE — 0.7%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	545,700
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,309,584
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,089,180
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/20243 5	292,000
45,000	0.00%, 05/1/2034[5]	36,000
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,243,265
1,000,000	5.63%, 09/1/2026	1,219,990
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,077,200

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
$1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	$1,711,020
		9,523,939
	TEXAS — 6.5%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	87,736
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	327,005
2,000,000	Central Texas Regional Mobility Authority, 5.00%, 01/1/2043, Call 01/1/2028	2,392,200
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,311,180
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,167,280
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,513,317
1,000,000	5.00%, 11/15/2048, Call 11/15/2029[2]	1,192,780
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,214,520
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	277,210
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,163,490
	City of Houston Airport System Revenue
1,000,000	4.75%, 07/1/2024[2]	1,011,660
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	754,125
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	508,950
1,425,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[3]	1,458,858
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	941,108
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	523,045
100,000	4.40%, 12/1/2047, Call 12/1/2022	101,713
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,557,975

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	$6,459,950
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,151,980
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,170,400
300,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	329,055
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,264,879
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,758,070
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,544,560
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,354,333
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	535,829
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 3	529,510
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	543,678
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	900,530
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,079,150
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	430,541
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,613,760
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,481,930
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	846,642
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,230,716
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,141,290

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* 5	$662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,041,040
290,000	5.50%, 08/1/2027	368,793
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,061,027
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,457,220
2,515,000	5.00%, 10/1/2036, Call 10/1/2025	3,034,498
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,093,740
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,174,360
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,735,949
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,680,588
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	674,125
2,145,000	6.25%, 12/15/2026	2,530,735
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	538,875
500,000	5.00%, 12/15/2031, Call 12/15/2022	535,320
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	564,160
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,191,108
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,766,400
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	503,663
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,767,915

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,000,000	4.00%, 08/1/2038, Call 08/1/2030	$2,435,800
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,872,694
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,298,850
	Town of Westlake
300,000	5.50%, 09/1/2025	304,308
200,000	6.13%, 09/1/2035, Call 09/1/2025	201,842
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,363,920
		94,730,385
	UTAH — 0.8%
	County of Utah
200,000	5.00%, 05/15/2036, Call 05/15/2028	250,000
3,000,000	5.00%, 05/15/2043, Call 05/15/2021	3,091,200
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,454,196
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,183,680
	Utah Charter School Finance Authority
100,000	3.63%, 06/15/2021[3]	100,658
1,100,000	4.50%, 07/15/2027[3]	1,133,385
500,000	5.38%, 06/15/2048, Call 06/15/2027[3]	544,515
4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	4,038,760
		11,796,394
	VERMONT — 0.1%
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,481,858

	VIRGINIA — 1.0%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* 5	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,134,260
680,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 11/2/20202 3	682,448

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	$2,572,160
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,247,980
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,299,350
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,885,450
	Virginia Small Business Financing Authority
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	136,161
2,000,000	5.00%, 07/1/2049, Call 01/1/2022[2]	2,058,280
2,250,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,525,602
		14,970,691
	WASHINGTON — 2.9%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,365,660
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,764,228
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,749,330
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,581,320
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	728,589
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,022,250
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,626,348
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,532,253
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,789,866
155,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	190,290
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[2]	1,776,915
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,245,280
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,786,345

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,000,000	5.00%, 06/1/2040, Call 06/1/2026	$1,216,270
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,050,931
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,147,196
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,872,165
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 10/19/2020	195,154
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	563,605
190,000	5.00%, 10/1/2032, Call 10/1/2028	238,593
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,211,100
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,067,010
500,000	5.00%, 08/1/2038, Call 08/1/2029	609,725
2,500,000	1.20% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[4]	2,515,500
525,000	Washington Higher Education Facilities Authority, 4.00%, 05/1/2045, Call 05/1/2030	577,164
	Washington State Convention Center Public Facilities District
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,124,480
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,387,825
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,206,870
		42,142,262
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[3]	1,031,570
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,257,810
		2,289,380
	WISCONSIN — 1.0%
	Public Finance Authority
435,000	5.00%, 07/1/2022[2]	450,825
890,000	4.00%, 07/1/2027, Call 07/1/2024	953,688
500,000	5.75%, 02/1/2035, Call 02/1/2025	517,940
880,000	5.00%, 06/15/2037, Call 06/15/2024[3]	903,250

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$535,000	5.00%, 07/1/2037, Call 07/1/2024	$573,830
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	865,320
500,000	5.00%, 06/15/2039, Call 06/15/2026[3]	517,505
500,000	5.75%, 04/1/2042, Call 04/1/2022	513,545
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,020,110
165,000	6.00%, 07/15/2042, Call 07/15/2022	172,316
450,000	5.50%, 03/1/2045, Call 03/1/2025[3]	469,094
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[3]	1,031,150
345,000	6.38%, 01/1/2048, Call 01/1/2028[3]	280,488
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20463 5	180
7,085	0.00%, 01/1/20473 5	170
7,034	0.00%, 01/1/20483 5	166
6,984	0.00%, 01/1/20493 5	161
6,882	0.00%, 01/1/20503 5	152
7,540	0.00%, 01/1/20513 5	163
194,116	0.00%, 07/1/2051[3] [5]	123,171
7,490	0.00%, 01/1/20523 5	156
7,388	0.00%, 01/1/20533 5	150
7,338	0.00%, 01/1/20543 5	145
7,237	0.00%, 01/1/20553 5	140
7,135	0.00%, 01/1/20563 5	135
7,085	0.00%, 01/1/20573 5	130
6,984	0.00%, 01/1/20583 5	125
6,933	0.00%, 01/1/20593 5	122
6,882	0.00%, 01/1/20603 5	116
6,781	0.00%, 01/1/20613 5	111
6,730	0.00%, 01/1/20623 5	107
6,629	0.00%, 01/1/20633 5	103
6,579	0.00%, 01/1/20643 5	100
6,528	0.00%, 01/1/20653 5	96
6,427	0.00%, 01/1/20663 5	90
83,706	0.00%, 01/1/20673 5	1,082
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,514,604
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,209,370

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	$3,604,770
		14,724,876
	TOTAL MUNICIPAL BONDS
	(Cost 1,005,754,355)	1,062,435,370
Number of Shares
	COMMON STOCK — 0.0%[6]
32,339	Energy Harbor Corp.*	756,732

	TOTAL COMMON STOCK
	(Cost 965,130)	756,732

	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	96,571
53,753	BlackRock MuniVest Fund, Inc.	466,576
31,817	BlackRock MuniYield Quality Fund, Inc.	509,390
72,299	BNY Mellon Municipal Income, Inc.	623,940
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	928,972
30,359	BNY Mellon Strategic Municipals, Inc.	251,373
23,539	DTF Tax-Free Income, Inc.	339,903
87,593	DWS Municipal Income Trust	970,531
17,462	Invesco Advantage Municipal Income Trust II	188,764
17,008	Invesco Municipal Opportunity Trust	207,838
23,118	Invesco Municipal Trust	277,647
11,819	Invesco Trust for Investment Grade Municipals	146,792
8,572	Neuberger Berman Municipal Fund, Inc.	132,009
37,184	Pioneer Municipal High Income Advantage Trust	406,049
123,034	Pioneer Municipal High Income Trust	1,424,734
108,960	Western Asset Managed Municipals Fund, Inc.	1,328,222
8,866	Western Asset Municipal Partners Fund, Inc.	127,405

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost 9,138,880)	8,426,716

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUND — 10.3%
10,187,377	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$149,754,453

	TOTAL OPEN-END MUTUAL FUND
	(Cost 142,264,718)	149,754,453

	PRIVATE FUNDS — 12.7%
	MacKay Municipal Credit Opportunities Fund, LP*	31,293,416
	MacKay Municipal Opportunities Fund, LP*	152,636,311

	TOTAL PRIVATE FUNDS
	(Cost 153,897,758)	183,929,727

	SHORT-TERM INVESTMENT — 2.1%
29,949,779	JPMorgan Prime Money Market Fund - Institutional Shares, 0.16%[7]	29,970,743

	TOTAL SHORT-TERM INVESTMENT
	(Cost 29,962,337)	29,970,743

	TOTAL INVESTMENTS — 99.0%
	(Cost 1,341,983,178)	1,435,273,741
	Other assets less liabilities — 1.0%	14,585,045

	TOTAL NET ASSETS — 100.0%	$1,449,858,786

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[4]	Floating rate security.

[5]	Security is in default.

[6]	Rounds to less than 0.05%.

[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

34

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 53.9%
	ALTERNATIVE DIVERSIFIERS — 4.1%
2,736,033	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$29,029,311
855,876	GMO SGM Major Markets Fund - Class VI	27,807,433
		56,836,744
	CORE/ALTERNATIVE DIVERSIFIERS — 49.8%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	365,011,496
1,041,050	GMO Global Asset Allocation Fund - Class III	33,407,305
14,467,959	JPMorgan Global Allocation Fund - Class R6	284,150,711
		682,569,512
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 732,863,629)	739,406,256

	EXCHANGE-TRADED FUND — 10.3%
	REAL ASSET — 10.3%
7,858,569	iShares Gold Trust*	141,375,656

	TOTAL EXCHANGE-TRADED FUND
	(Cost 119,999,514)	141,375,656

	PRIVATE FUNDS — 21.9%
	ALTERNATIVE DIVERSIFIERS — 10.8%
	Elliott Associates, LP - Class C*	3,721,415
	Millennium International, Ltd. - Class GG*	28,574,762
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	115,895,322
		148,191,499
	CORE DIVERSIFIERS — 11.1%
	All Weather Portfolio Limited*	139,637,594
	D. E. Shaw Orienteer International Fund, LP*	11,823,419
		151,461,013
	TOTAL PRIVATE FUNDS
	(Cost 273,117,934)	299,652,512

Number of Shares		Value
	SHORT-TERM INVESTMENT — 13.6%
185,741,113	JPMorgan Prime Money Market Fund - Institutional Shares, 0.16%[2]	$185,871,131

	TOTAL SHORT-TERM INVESTMENT
	(Cost 185,813,433)	185,871,131

	TOTAL INVESTMENTS — 99.7%
	(Cost 1,311,794,510)	1,366,305,555
	Other assets less liabilities — 0.3%	4,773,664

	TOTAL NET ASSETS — 100.0%	$1,371,079,219

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

See accompanying Notes to Financial Statements.

35

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 98.9%
	CORE — 93.8%
6,290,764	DoubleLine Total Return Bond Fund - I Class	$67,562,806
11,430,170	MetWest Total Return Bond Fund - Plan Class[1]	124,931,753
2,629,447	PIMCO Income Fund - Institutional Class	30,790,821
3,607,266	Vanguard Total Bond Market Index Fund - Institutional Class	41,916,436
		265,201,816
	OPPORTUNISTIC — 5.1%
357,878	GMO Emerging Country Debt Fund - Class IV	9,358,516
871,024	Vanguard High-Yield Corporate Fund - Admiral Shares	5,034,517
		14,393,033
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 265,813,760)	279,594,849

	SHORT-TERM INVESTMENT — 1.1%
3,243,288	JPMorgan Prime Money Market Fund - Institutional Shares, 0.16%[2]	3,245,558

	TOTAL SHORT-TERM INVESTMENT
	(Cost 3,244,380)	3,245,558

	TOTAL INVESTMENTS — 100.0%
	(Cost 269,058,140)	282,840,407
	Liabilities in excess of other assets — (0.0)%[3]	(43,938)

	TOTAL NET ASSETS — 100.0%	$282,796,469

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

[3]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of September 30, 2020 (Unaudited)

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
ASSETS:
Investments, at value (cost $1,187,570,415, $1,341,983,178, $1,311,794,510 and $269,058,140, respectively)	$1,328,870,371		$1,435,273,741	$1,366,305,555	$282,840,407
Cash	2,448		999,583	—	—
Foreign currency, at value (cost $16,281, $0, $0 and $0, respectively)	16,280		—	—	—
Receivables:
Investments sold	—		7,000,000	—	—
Investments purchased in advance	—		—	5,000,000	—
Fund shares sold	349,910		—	36,277	56,955
Dividends and interest	936,705		13,449,938	25,928	—
Other receivables	3,526		—	—	—
Other prepaid expenses	29,421		45,266	40,401	36,675
Total assets	1,330,208,661		1,456,768,528	1,371,408,161	282,934,037

LIABILITIES:
Payables:
Investments purchased	—		6,212,010	—	—
Securities lending collateral	16,632,444		—	—	—
Fund shares redeemed	11,895		135,030	10,015	—
Due to Adviser	165,048		259,505	110,392	19,779
Accrued fund accounting fees	111,441		148,101	97,297	26,274
Accrued administrative servicing fees	41,376		36,680	10,914	7,410
Accrued fund administration fees	24,893		29,098	26,259	5,826
Accrued custody fees	18,882		10,856	5,442	1,606
Accrued Trustees’ fees	12,423		12,423	12,423	12,423
Accrued transfer agent fees and expenses	6,300		5,968	6,230	5,980
Accrued Chief Compliance Officer fees	1,271		1,271	1,271	1,271
Accrued other expenses	75,424		58,800	48,699	56,999
Total liabilities	17,101,397		6,909,742	328,942	137,568

NET ASSETS	$1,313,107,264		$1,449,858,786	$1,371,079,219	$282,796,469

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$1,174,926,521		$1,390,759,422	$1,360,084,956	$267,932,805
Total distributable earnings	138,180,743		59,099,364	10,994,263	14,863,664
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,313,107,264		$1,449,858,786	$1,371,079,219	$282,796,469

SHARES ISSUED AND OUTSTANDING	101,318,980	^	140,035,782	131,466,681	26,839,963
NET ASSET VALUE PER SHARE	$12.96	^	$10.35	$10.43	$10.54

^	Advisor Shares

See accompanying Notes to Financial Statements.

37

ASPIRIANT TRUST

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $307,324, $0, $0 and $0, respectively)	$6,637,125	$2,893,593	$768,086	$4,033,551
Interest	238,564	17,714,172	331,246	17,262
Securities lending income	79,092	—	—	—
Total investment income	6,954,781	20,607,765	1,099,332	4,050,813

EXPENSES:
Advisory fees	1,476,829	2,069,052	657,076	377,874
Administrative services fees	615,334	766,309	657,076	151,148
Fund accounting fees	161,056	223,085	142,408	39,876
Fund administration fees	146,898	182,972	156,870	36,094
Audit fees	35,344	20,143	14,575	16,209
Custody fees	29,743	17,453	8,454	2,377
Legal fees	24,573	14,629	15,583	14,654
Trustees’ fees and expenses	23,580	23,580	23,072	23,580
Transfer agent fees and expenses	18,799	17,712	18,557	17,833
Registration fees	12,897	25,377	21,865	22,599
Shareholder reporting fees	7,877	7,531	7,974	7,300
Chief Compliance Officer fees	7,500	7,500	7,500	7,500
Insurance fees	7,233	7,233	7,233	7,233
Regulatory services	5,802	6,650	5,150	5,150
Other expenses	8,828	5,027	4,870	3,570
Total expenses	2,582,293	3,394,253	1,748,263	732,997
Less: Advisory fees waived	(492,049)	(459,780)	—	(256,954)
Less: Administrative services fees waived	(369,196)	(536,433)	(591,373)	(105,806)
Net expenses	1,721,048	2,398,040	1,156,890	370,237
Net investment income (loss)	5,233,733	18,209,725	(57,558)	3,680,576

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(21,807,783)	4,441,960	(4,378,823)	671,211
Foreign currency translations	(71,039)	—	—	—
Capital gain distributions	10,344,377	—	2,403,555	81,919
Total net realized gain (loss)	(11,534,445)	4,441,960	(1,975,268)	753,130
Net change in unrealized appreciation on:
Investments	167,860,512	39,619,014	137,079,825	11,005,323
Foreign currency translations	16,883	—	—	—
Total net change in unrealized appreciation	167,877,395	39,619,014	137,079,825	11,005,323
Net realized and unrealized gain	156,342,950	44,060,974	135,104,557	11,758,453
Net Increase in Net Assets from Operations	$161,576,683	$62,270,699	$135,046,999	$15,439,029

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Equity Allocation Fund
	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$5,233,733	$1,237,777	$22,364,519
Net realized gain (loss) on investments and foreign currency	(11,534,445)	(7,758,099)	17,171,370
Net change in unrealized appreciation (depreciation) on investments and foreign currency	167,877,395	(109,579,179)	(23,931,104)
Change in net assets resulting from operations	161,576,683	(116,099,501)	15,604,785

DISTRIBUTIONS TO SHAREHOLDERS[2]:
Change in net assets resulting from distributions to shareholders	—	—	(57,177,625)

CAPITAL SHARE TRANSACTIONS[2]:
Shares sold	217,733,514	49,116,897	159,635,340
Shares issued for reinvestment of distributions	—	—	53,944,736
Shares redeemed	(114,044,638)	(32,224,422)	(161,327,911)
Change in net assets resulting from capital stock transactions	103,688,876	16,892,475	52,252,165

Change in net assets	$265,265,559	$(99,207,026)	$10,679,325

NET ASSETS:
Beginning of period	1,047,841,705	1,147,048,731	1,136,369,406
End of period	$1,313,107,264	$1,047,841,705	$1,147,048,731

TRANSACTIONS IN SHARES[2]:
Shares sold	17,871,078	4,383,059	11,874,459
Shares issued for reinvestment of distributions	—	—	3,981,161
Shares redeemed	(9,272,759)	(2,826,869)	(11,984,824)
Change in shares outstanding	8,598,319	1,556,190	3,870,796

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

39

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk-Managed Municipal Bond Fund
	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$18,209,725	$3,122,760	$38,759,634
Net realized gain (loss) on investments and foreign currency	4,441,960	(2,980,716)	1,978,683
Net change in unrealized appreciation (depreciation) on investments and foreign currency	39,619,014	(75,292,400)	101,146,423
Change in net assets resulting from operations	62,270,699	(75,150,356)	141,884,740

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(24,709,345)	(12,523,265)	(52,274,438)

CAPITAL SHARE TRANSACTIONS:
Shares sold	119,911,228	17,731,792	231,232,483
Shares issued for reinvestment of distributions	23,908,799	12,140,563	50,453,475
Shares redeemed	(222,233,622)	(77,948,372)	(174,014,067)
Change in net assets resulting from capital stock transactions	(78,413,595)	(48,076,017)	107,671,891

Change in net assets	$(40,852,241)	$(135,749,638)	$197,282,193

NET ASSETS:
Beginning of period	1,490,711,027	1,626,460,665	1,429,178,472
End of period	$1,449,858,786	$1,490,711,027	$1,626,460,665

TRANSACTIONS IN SHARES:
Shares sold	11,742,612	1,720,752	22,306,523
Shares issued for reinvestment of distributions	2,320,620	1,193,762	4,895,860
Shares redeemed	(21,460,704)	(7,774,836)	(16,831,913)
Change in shares outstanding	(7,397,472)	(4,860,322)	10,370,470

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

See accompanying Notes to Financial Statements.

40

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund
	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$(57,558)	$736,695	$28,345,094
Net realized gain (loss) on investments	(1,975,268)	(8,522,305)	746,791
Net change in unrealized appreciation (depreciation) on investments	137,079,825	(103,851,777)	18,394,502
Change in net assets resulting from operations	135,046,999	(111,637,387)	47,486,387

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	—	(51,465,241)

CAPITAL SHARE TRANSACTIONS:
Shares sold	172,361,420	29,892,927	216,182,315
Shares issued for reinvestment of distributions	—	—	48,896,956
Shares redeemed	(153,536,795)	(45,126,488)	(156,807,757)
Change in net assets resulting from capital stock transactions	18,824,625	(15,233,561)	108,271,514

Change in net assets	$153,871,624	$(126,870,948)	$104,292,660

NET ASSETS:
Beginning of period	1,217,207,595	1,344,078,543	1,239,785,883
End of period	$1,371,079,219	$1,217,207,595	$1,344,078,543

TRANSACTIONS IN SHARES:
Shares sold	17,090,523	3,130,561	20,620,368
Shares issued for reinvestment of distributions	—	—	4,652,422
Shares redeemed	(15,446,922)	(4,756,045)	(14,948,800)
Change in shares outstanding	1,643,601	(1,625,484)	10,323,990

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk-Managed Taxable Bond Fund
	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,680,576	$709,259	$8,484,998
Net realized gain on investments	753,130	371,300	585,063
Net change in unrealized appreciation (depreciation) on investments	11,005,323	(10,725,595)	13,266,656
Change in net assets resulting from operations	15,439,029	(9,645,036)	22,336,717

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(3,804,581)	(2,122,242)	(8,508,325)

CAPITAL SHARE TRANSACTIONS:
Shares sold	44,713,231	6,471,189	102,476,725
Shares issued for reinvestment of distributions	3,517,823	1,969,730	7,935,700
Shares redeemed	(53,813,289)	(20,326,949)	(30,199,687)
Change in net assets resulting from capital stock transactions	(5,582,235)	(11,886,030)	80,212,738

Change in net assets	$6,052,213	$(23,653,308)	$94,041,130

NET ASSETS:
Beginning of period	276,744,256	300,397,564	206,356,434
End of period	$282,796,469	$276,744,256	$300,397,564

TRANSACTIONS IN SHARES:
Shares sold	4,283,153	632,833	10,013,387
Shares issued for reinvestment of distributions	334,960	194,830	775,940
Shares redeemed	(5,099,681)	(2,024,380)	(2,937,482)
Change in shares outstanding	(481,568)	(1,196,717)	7,851,845

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

See accompanying Notes to Financial Statements.

42

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Financial Highlights - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 29, 2016
Net asset value, beginning of period	$11.30	$12.58	$13.02	$13.27	$11.77	$10.50	$11.53

Income from Investment Operations:
Net investment income	0.05	0.01	0.25	0.26	0.25	0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.61	(1.29)	(0.05)	0.08	1.61	1.34	(0.99)
Total from investment operations	1.66	(1.28)	0.20	0.34	1.86	1.53	(0.84)

Less Distributions:
From net investment income	—	—	(0.30)	(0.26)	(0.29)	(0.20)	(0.00)[2]
From net realized gain	—	—	(0.34)	(0.33)	(0.07)	(0.06)	(0.19)
Total distributions	—	—	(0.64)	(0.59)	(0.36)	(0.26)	(0.19)

Net assets value, end of period	$12.96	$11.30	$12.58	$13.02	$13.27	$11.77	$10.50

Total return	14.69%[3]	(10.17)%[3]	1.17%	2.83%	15.80%	14.63%	(7.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,313,107	$1,047,842	$1,147,049	$1,136,369	$1,039,849	$761,664	$381,654
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.42%[4]	0.48%[4]	0.42%	0.44%	0.44%	0.59%	1.05%
Expense waiver	(0.14)%[4]	(0.14)%[4]	(0.13)%	(0.14)%	(0.16)%	(0.08)%	(0.04)%
Total expenses after expense waiver	0.28%[4]	0.34%[4]	0.29%	0.30%	0.28%	0.51%	1.01%
Net investment income	0.85%[4]	1.38%[4]	1.87%	1.90%	2.05%	2.02%	1.40%
Portfolio turnover rate	41%[3]	3%[3]	28%	79%	38%	89%	83%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017	Period Ended February 29, 2016[2]
Net asset value, beginning of period	$10.11	$10.68	$10.07	$10.03	$10.00	$10.23	$10.00

Income from Investment Operations:
Net investment income	0.12	0.02	0.27	0.30	0.28	0.28	0.20
Net realized and unrealized gain (loss) on investments	0.29	(0.50)	0.70	0.06	0.05	(0.22)	0.18
Total from investment operations	0.41	(0.48)	0.97	0.36	0.33	0.06	0.38

Less Distributions:
From net investment income	(0.17)	(0.09)	(0.36)	(0.32)	(0.30)	(0.28)	(0.15)
From net realized gain	—	—	—	—	(0.00)[3]	(0.01)	—
Total distributions	(0.17)	(0.09)	(0.36)	(0.32)	(0.30)	(0.29)	(0.15)

Net assets value, end of period	$10.35	$10.11	$10.68	$10.07	$10.03	$10.00	$10.23

Total return	4.07%[4]	(4.55)%[4]	9.79%	3.71%	3.35%	0.60%	3.86%[4]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,449,859	$1,490,711	$1,626,461	$1,429,178	$1,250,837	$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.44%[5]	0.47%[5]	0.45%	0.46%	0.46%	0.51%	0.61%[5]
Expense waiver	(0.13)%[5]	(0.13)%[5]	(0.13)%	(0.12)%	(0.11)%	(0.07)%	(0.07)%[5]
Total expenses after expense waiver	0.31%[5]	0.34%[5]	0.32%	0.34%	0.35%	0.44%	0.54%[5]
Net investment income	2.37%[5]	2.37%[5]	2.55%	2.96%	2.80%	2.85%	3.32%[5]
Portfolio turnover rate	12%[4]	6%[4]	24%	16%	28%	20%	0	%3 4

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on July 1, 2015.

[3]	Rounds to less than 0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

44

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017	Period Ended February 29, 2016[2]
Net asset value, beginning of period	$9.38	$10.23	$10.24	$10.82	$10.29	$9.77	$10.00

Income from Investment Operations:
Net investment income	0.00 [3]	0.00 [3]	0.22	0.21	0.15	0.11	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.05	(0.85)	0.17	(0.39)	0.61	0.53	(0.23)
Total from investment operations	1.05	(0.85)	0.39	(0.18)	0.76	0.64	(0.23)

Less Distributions:
From net investment income	—	—	(0.40)	(0.22)	(0.16)	(0.12)	—
From net realized gain	—	—	—	(0.18)	(0.07)	(0.00)[3]	—
Total distributions	—	—	(0.40)	(0.40)	(0.23)	(0.12)	—

Net assets value, end of period	$10.43	$9.38	$10.23	$10.24	$10.82	$10.29	$9.77

Total return	11.19%[4]	(8.31)%[4]	3.69%	(1.46)%	7.44%	6.54%	(2.30)%[4]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,371,079	$1,217,208	$1,344,079	$1,239,786	$1,123,832	$567,711	$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.27%[5]	0.29%[5]	0.27%	0.28%	0.30%	0.35%	0.78%[5]
Expense waiver	(0.09)%[5]	(0.09)%[5]	(0.09)%	(0.09)%	(0.08)%	(0.07)%	(0.07)%[5]
Total expenses after expense waiver	0.18%[5]	0.20%[5]	0.18%	0.19%	0.22%	0.28%	0.71%[5]
Net investment income (loss)	(0.01)%[5]	0.69%[5]	2.13%	1.88%	1.63%	1.55%	(0.20)%[5]
Portfolio turnover rate	3%[4]	3%[4]	10%	29%	37%	16%	0%[4]

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on December 14, 2015.

[3]	Rounds to less than 0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2020 (Unaudited)	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Period Ended February 28, 2019[2]
Net asset value, beginning of period	$10.13	$10.53	$9.99	$10.00

Income from Investment Operations:
Net investment income	0.13	0.03	0.33	0.26
Net realized and unrealized gain (loss) on investments	0.42	(0.35)	0.56	(0.05)
Total from investment operations	0.55	(0.32)	0.89	0.21

Less Distributions:
From net investment income	(0.14)	(0.08)	(0.35)	(0.22)
Total distributions	(0.14)	(0.08)	(0.35)	(0.22)

Net assets value, end of period	$10.54	$10.13	$10.53	$9.99

Total return	5.39%[3]	(3.06)%[3]	9.02%	2.16%[3]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$282,796	$276,744	$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.48%[4]	0.58%[4]	0.51%	0.60%[4]
Expense waiver	(0.24)%[4]	(0.24)%[4]	(0.24)%	(0.24)%[4]
Total expenses after expense waiver	0.24%[4]	0.34%[4]	0.27%	0.36%[4]
Net investment income	2.43%[4]	2.87%[4]	3.33%	3.46%[4]
Portfolio turnover rate	14%[3]	5%[3]	4%	0%[3]

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on March 29, 2018.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

46

ASPIRIANT TRUST

Notes to Financial Statements

September 30, 2020 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility

47

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

1.	ORGANIZATION (Continued)

than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

48

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date

49

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$1,436,142	$—	$—	$1,436,142
Belgium	—	2,270,477	—	—	2,270,477
Bermuda	7,003,574	395,905	—	—	7,399,479
Canada	5,028,807	—	—	—	5,028,807
Cayman Islands	9,088,631	4,260,685	—	—	13,349,316
Chile	273,826	—	—	—	273,826
China	506,478	2,731,763	—	—	3,238,241
Denmark	2,458,377	3,631,100	—	—	6,089,477
Finland	—	1,506,445	—	—	1,506,445
France	—	6,631,169	—	—	6,631,169
Germany	—	2,967,153	—	—	2,967,153
Guernsey	2,543,320	—	—	—	2,543,320
Hong Kong	27,670	12,840,884	—	—	12,868,554
India	2,346,823	—	—	—	2,346,823
Ireland	3,626,042	—	—	—	3,626,042
Israel	2,343,112	—	—	—	2,343,112
Italy	—	88,620	—	—	88,620
Japan	1,383,146	24,462,624	—	—	25,845,770
Jersey	—	1,399,946	—	—	1,399,946
Netherlands	415,176	6,724,288	—	—	7,139,464
New Zealand	—	545,891	—	—	545,891
Norway	—	147,762	—	—	147,762
Philippines	141,634	—	—	—	141,634
Singapore	359,766	1,256,187	—	—	1,615,953
South Korea	563,606	—	—	—	563,606
Spain	—	1,490,979	—	—	1,490,979
Sweden	—	531,547	—	—	531,547
Switzerland	2,865,625	14,903,958	—	—	17,769,583
Taiwan	12,022,941	—	—	—	12,022,941
United Kingdom	—	4,947,305	—	—	4,947,305

50

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
United States	$178,319,101	$—	$—	$—	$178,319,101
Exchange-Traded Fund	130,086,473	—	—	—	130,086,473
Open-End Mutual Funds	544,405,948	—	—	—	544,405,948
Preferred Stock
Germany	—	73,710	—	—	73,710
Private Fund	—	—	—	142,879,160	142,879,160
Short-Term Investments	168,304,151	16,632,444	—	—	184,936,595
Total Investments	$1,074,114,227	$111,876,984	$—	$142,879,160	$1,328,870,371

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of September 30, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Fund - Long/Short Equity (a)	$142,879,160	N/A	Indefinite	Monthly	2	N/A
	$142,879,160	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of September 30, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	10.9%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

51

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$1,062,435,370	$—	$—	$1,062,435,370
Common Stock	756,732	—	—	—	756,732
Closed-End Mutual Funds	8,426,716	—	—	—	8,426,716
Open-End Mutual Fund	149,754,453	—	—	—	149,754,453
Private Funds	—	—	—	183,929,727	183,929,727
Short-Term Investment	29,970,743	—	—	—	29,970,743
Total Investments	$188,908,644	$1,062,435,370	$—	$183,929,727	$1,435,273,741

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of September 30, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$183,929,727	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$183,929,727	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

52

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of September 30, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	10.5%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$56,836,744	$—	$—	$—	$56,836,744
Core/Alternative Diversifiers	682,569,512	—	—	—	682,569,512
Exchange-Traded Fund:
Real Asset	141,375,656	—	—	—	141,375,656
Private Funds:
Alternative Diversifiers	—	—	—	148,191,499	148,191,499
Core Diversifiers	—	—	—	151,461,013	151,461,013
Short-Term Investment	185,871,131	—	—	—	185,871,131
Total Investments	$1,066,653,043	$—	$—	$299,652,512	$1,366,305,555

53

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of September 30, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$115,895,322	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	32,296,177	$31,651,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	151,461,013	N/A	Indefinite	Monthly	5-10 business days	N/A
	$299,652,512	$31,651,200

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

54

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of September 30, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.4%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.2%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$265,201,816	$—	$—	$265,201,816
Opportunistic	14,393,033	—	—	14,393,033
Short-Term Investment	3,245,558	—	—	3,245,558
Total Investments	$282,840,407	$—	$—	$282,840,407

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2020.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

55

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk (Continued)

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the six months ended September 30, 2020, the Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at September 30, 2020. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of September 30, 2020:

Description	PAR	Value
Money Market Fund with The Goldman Sachs Group, Inc., 0.13%, 10/1/2020*	$5,000,000	$5,000,000
Repurchase Agreement with Bank of America Securities, Inc., 0.06%, 10/1/2020*#	4,132,444	4,132,444
Time Deposit with National Bank of Canada, 0.15%, 10/7/2020*	2,000,000	2,000,000
Money Market Fund with Fidelity, 0.09%, 10/1/2020*	1,500,000	1,500,000

56

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

Description	PAR	Value
Repurchase Agreement with BMO Capital Markets, 0.28%, 10/1/2020*#	$1,000,000	$1,000,000
Money Market Fund with Wells Fargo & Company, 0.10%, 10/1/2020*	1,000,000	1,000,000
Money Market Fund with BlackRock, 0.15%, 10/1/2020*	1,000,000	1,000,000
Funding Agreement with United of Omaha Life Insurance, 0.35%, 10/30/2020*	500,000	500,000
Money Market Fund with Alliance Bernstein, 0.11%, 10/1/2020*	500,000	500,000
Total	$16,632,444	$16,632,444

*	The rate shown is the annualized 7-day yield as of September 30, 2020.

#	The repurchase agreements are collateralized by various fixed income U.S. Treasury Securities and Equities in the amount of $5,315,103.

As of September 30, 2020, the Equity Allocation Fund held Non-Cash Collateral in the amount of $5,489,106 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended September 30, 2020, the Equity Allocation Fund paid $23,225 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Municipal Bond Fund and Taxable Bond Fund intend to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the six months ended September 30, 2020, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2021. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2020, the Adviser waived $492,049 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective November 7, 2019, the Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2020, the Adviser waived $369,196 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2021. The advisory fee waiver is not subject to recoupment. For the six months ended September 30, 2020, the Adviser waived $459,780 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective November 7, 2019, the Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2020, the Adviser waived $536,433 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective November 7, 2019, the Adviser has contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2020, the Adviser waived $591,373 under the Administration Agreement.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2021. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2020, the Adviser waived $256,954 of its advisory fee for the Taxable Bond Fund.

59

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective November 7, 2019, the Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2020, the Adviser waived $105,806 under the Administration Agreement.

(b)	Sub-Advisory Fees

Aperio Group, LLC serves as a sub-adviser of the Equity Allocation Fund. Prior to June 10, 2020, Acadian Asset Management LLC served as a sub-adviser to the Equity Allocation Fund. Effective June 4, 2020, Wellington Management Company LLP began serving as a sub-adviser for the Equity Allocation Fund. Nuveen Asset Management, LLC and Wells Capital Management Inc. serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer of $60,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. The Chair of the Audit Committee is paid an additional $7,500 per year. Effective January 1, 2020, each Trustee who is a member of the Valuation Committee is paid an additional $2,000 per year.

60

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$583,354,224	$425,694,356	$—	$—
Municipal Bond Fund	19,688,364	134,000,000	150,873,440	141,828,402
Defensive Allocation Fund	43,264,765	32,000,000	—	—
Taxable Bond Fund	39,526,709	43,800,000	—	—

5.	FEDERAL TAX INFORMATION

At September 30, 2020, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,190,740,201	$1,367,962,244	$1,336,518,578	$269,083,175

Gross unrealized appreciation	$155,937,897	$74,153,412	$51,293,445	$14,845,683
Gross unrealized depreciation	(17,807,727)	(6,841,915)	(21,506,468)	(1,088,451)

Net unrealized appreciation/ (depreciation) on investments	$138,130,170	$67,311,497	$29,786,977	$13,757,232

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 29, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Equity Allocation Fund	$(1,075)	$1,075
Municipal Bond Fund	(341,587)	341,587
Defensive Allocation Fund	(719)	719
Taxable Bond Fund	—	—

61

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

As of February 29, 2020, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Undistributed ordinary income	$92,257	$670,482	$8,458,037	$1,370,837
Undistributed tax-exempt income	—	9,314,544	—	—
Undistributed long-term capital gains	13,983,609	—	—	123,370
Tax Accumulated earnings	14,075,866	9,985,026	8,458,037	1,494,207
Accumulated capital and other losses	(61,414)	(5,110,767)	(17,281,896)	—
Unrealized appreciation/(depreciation) on investments	78,693,573	104,337,372	(3,591,490)	13,502,287
Unrealized depreciation on foreign currency	(4,464)	—	—	—
Total distributable earnings/(losses)	$92,703,561	$109,211,631	$(12,415,349)	$14,996,494

The tax character of the distributions paid by the Equity Allocation Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019
Distributions paid from:
Ordinary income	$—	$26,934,025	$21,560,225
Net long-term capital gains	—	30,243,600	26,180,859
Total taxable distributions	—	57,177,625	47,741,084
Total distributions paid	$—	$57,177,625	$47,741,084

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

62

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019
Tax-exempt dividends	$12,523,265	$52,274,438	$42,322,343
Total distributions paid	$12,523,265	$52,274,438	$42,322,343

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

The tax character of the distributions paid by the Defensive Allocation Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019
Distributions paid from:
Ordinary income	$—	$51,465,241	$24,858,733
Net long-term capital gains	—	—	17,821,721
Total taxable distributions	—	51,465,241	42,680,454
Total distributions paid	$—	$51,465,241	$42,680,454

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

The tax character of the distributions paid by the Taxable Bond Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019[2]
Distributions paid from:
Ordinary Income	$2,122,242	$8,508,325	$3,127,613
Total taxable distributions	2,122,242	8,508,325	3,127,613
Total distributions paid	$2,122,242	$8,508,325	$3,127,613

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on March 29, 2018.

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2020 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

As of February 29, 2020, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Municipal Bond Fund	$2,345,887	$2,764,880
Defensive Allocation Fund	10,108,081	7,173,815

6.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the events listed below.

On September 26, 2019, the Board of Trustees of Aspiriant Trust has approved the proposed reorganization of Defensive Allocation Fund into a newly created closed-end fund also called Aspiriant Defensive Allocation Fund (the “Acquiring Fund”) that will operate as an interval fund. The purpose of the reorganization is to give shareholders the opportunity to pursue the same basic investment strategy while investing in a fund that can take increased advantage of less liquid investment opportunities such as hedge funds and private funds. Defensive Allocation Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes and is subject to certain conditions including approval by shareholders of the Fund. If approved by shareholders, the reorganization is expected to occur at the first half of 2021.

In early 2020, an outbreak of the novel strain of coronavirus (COVID-19) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

64

ASPIRIANT TRUST

Other Information

September 30, 2020 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on April 23, 2020 and April 29, 2020, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreement between the Adviser and Aperio Group, LLC (“Aperio”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreements between the Adviser and each of Nuveen Asset Management, LLC (“Nuveen”) and Wells Capital Management, Inc. (“WellsCap”; together with Aperio and Nuveen, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portion of the Equity Allocation Fund managed by Aperio, and the portions of the Municipal Bond Fund managed by Nuveen and WellsCap, respectively. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund generally and the portions of the Funds managed by Aperio, WellsCap and Nuveen, as applicable.

65

ASPIRIANT TRUST

Other Information (Continued)

September 30, 2020 (Unaudited)

Cost of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for each of the Equity Allocation Fund and Defensive Allocation Fund was lower than the advisory fees of 90% of funds in its respective Morningstar fund universe. The Board noted that the advisory fee for the Municipal Bond Fund was lower than the advisory fees of 80% of funds in its Morningstar fund universe. The Board also noted that the advisory fee for the Taxable Bond Fund was lower than the advisory fees of 70% of funds in its Morningstar fund universe. The Trustees observed that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, they did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the net expense ratio of each of the Equity Allocation Fund, Municipal Bond Fund and Defensive Allocation Fund, respectively, was in the lowest 10%, 40% and 20% of funds in its respective Morningstar category. The Board also observed that Taxable Bond Fund’s net expense ratio was in the highest 20% of funds in its Morningstar fund universe, noting that Taxable Bond Fund was still growing its asset base. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, and not duplicative of, the services provided to an underlying fund by its adviser. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fees are fair and reasonable in light of the services that each Fund receives.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and to the Sub-Advisers, as applicable, and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub-Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had been decreasing its fee over time with respect to the Equity Allocation Fund and Municipal Bond Fund, and currently was contractually waiving a portion of its fee with respect to the Equity Allocation Fund, Municipal Bond Fund and Taxable Bond Fund, thereby reducing the amount that it retains after paying the Sub-Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

66

ASPIRIANT TRUST

Other Information (Continued)

September 30, 2020 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT COMPANY LLP FOR ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

At a special meeting held on May 27, 2020, the Board considered the approval of a sub-advisory agreement between the Adviser and Wellington Management Company LLP (“Wellington”) with respect to Equity Allocation Fund.

After its initial two-year term, the agreement must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Equity Allocation Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from Wellington.

Prior to and at the May meeting, the Trustees requested and reviewed materials to help the Trustees evaluate Wellington’s fee under the agreement. Representatives from Wellington provided an overview of their advisory business and discussed their investment personnel, investment processes, and investment experience. The Board discussed the written materials, Wellington’s oral presentations, and other relevant information that the Board received, and considered the approval of the agreement in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided by Wellington to the Equity Allocation Fund, the Board reviewed the background and experience of Wellington’s senior management. The Board also considered information pertaining to Wellington’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of Wellington to determine whether adequate resources were available to provide a high level of service to the Equity Allocation Fund. The Board reviewed information regarding the qualifications, backgrounds, and responsibilities of the portfolio manager proposed to be responsible for the day-to-day management of Wellington’s portion of the Equity Allocation Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Equity Allocation Fund by Wellington.

Performance

The Board reviewed the comparable account composite performance provided by Wellington, noting periods of outperformance relative to the composite’s comparative index. The Board concluded that, within the context of its full deliberations, Equity Allocation Fund should be in a position to benefit from the expertise of Wellington in managing its comparable accounts.

Costs of Services

The Board reviewed the proposed sub-advisory fee, noting that it was Wellington’s standard fee to manage assets using the strategy it would use to manage its portion of the Equity Allocation Fund. The Board noted that the Adviser would be responsible for paying Wellington out of the advisory fee it receives from the Equity Allocation Fund. The Board concluded that the proposed fee was fair and reasonable in light of the services that the Equity Allocation Fund expects to receive.

Economies of Scale

The Board considered the potential for economies of scale and noted that Wellington’s fee schedule includes breakpoints.

67

ASPIRIANT TRUST

Other Information (Continued)

September 30, 2020 (Unaudited)

Ancillary Benefits

The Board noted the potential benefits to be received by Wellington as a result of its relationship with the Equity Allocation Fund (other than sub-advisory fees), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Equity Allocation Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the agreement are fair and reasonable; (ii) concluded that the fee to be paid to Wellington is fair and reasonable in light of the services that it will provide to the Equity Allocation Fund; and (iii) agreed to approve the agreement for an initial term of two years.

68

ASPIRIANT TRUST

Expense Examples

September 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Equity Allocation Fund	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2020 to September 30, 2020(1)
Actual	$ 1,000.00	$ 1,146.90	0.28%	$ 1.50
Hypothetical	$ 1,000.00	$ 1,023.60	0.28%	$ 1.41

69

ASPIRIANT TRUST

EXPENSE EXAMPLES (Continued)

September 30, 2020 (Unaudited)

Municipal Bond Fund	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2020 to September 30, 2020(1)
Actual	$ 1,000.00	$ 1,040.70	0.31%	$ 1.60
Hypothetical	$ 1,000.00	$ 1,023.44	0.31%	$ 1.58

Defensive Allocation Fund	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2020 to September 30, 2020(1)
Actual	$ 1,000.00	$ 1,111.90	0.18%	$ 0.93
Hypothetical	$ 1,000.00	$ 1,024.12	0.18%	$ 0.89

Taxable Bond Fund	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2020 to September 30, 2020(1)
Actual	$ 1,000.00	$ 1,053.90	0.24%	$ 1.26
Hypothetical	$ 1,000.00	$ 1,023.78	0.24%	$ 1.24

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/365 (to reflect the half-year period).

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Managment Company LLP
280 Contress Street
Boston, MA 02210

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/8/2020

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	12/8/2020